Derivative financial instruments and Short positions (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
"Swap"
Trading
Notional	[1]	R$ 0	R$ 0	R$ 0
Fair Value	[2]	(1,823,534)	(1,431,110)	1,108,760
"Swap" | Liabilities
Trading
Notional	[1]	279,803,610	176,385,349	199,709,355
Fair Value	[2]	(148,834,464)	(45,918,384)	(56,185,419)
"Swap" | CDI (Interbank Deposit Rates) | Liabilities
Trading
Notional	[1]	24,353,405	11,801,600	16,664,176
Fair Value	[2]	0	0	0
"Swap" | Fixed Interest Rate - Real | Liabilities
Trading
Notional	[1]	67,937,624	88,317,044	114,055,076
Fair Value	[2]	(24,079,732)	(23,075,374)	(21,687,884)
"Swap" | Indexed to Price and Interest Rates | Liabilities
Trading
Notional	[1]	125,829,755	24,308,601	40,146,968
Fair Value	[2]	(123,445,067)	(21,775,017)	(34,107,210)
"Swap" | Foreign Currency | Liabilities
Trading
Notional	[1]	60,394,529	50,748,008	28,420,467
Fair Value	[2]	0	0	0
"Swap" | Others | Liabilities
Trading
Notional	[1]	1,288,297	1,210,096	422,668
Fair Value	[2]	(1,309,665)	(1,067,993)	(390,325)
"Swap" | Assets
Trading
Notional	[1]	282,164,189	177,233,869	202,081,214
Fair Value	[2]	147,010,930	44,487,274	57,294,179
"Swap" | Assets | CDI (Interbank Deposit Rates)
Trading
Notional	[1]	40,550,627	36,135,015	33,289,522
Fair Value	[2]	16,908,791	24,267,591	22,409,496
"Swap" | Assets | Fixed Interest Rate - Real
Trading
Notional	[1]	47,140,927	47,968,999	95,700,715
Fair Value	[2]	0	0	0
"Swap" | Assets | Indexed to Price and Interest Rates
Trading
Notional	[1]	2,388,118	2,581,215	5,592,892
Fair Value	[2]	0	0	0
"Swap" | Assets | Foreign Currency
Trading
Notional	[1]	192,084,517	90,495,240	67,493,635
Fair Value	[2]	130,102,139	20,219,683	34,884,683
"Swap" | Assets | Others
Trading
Notional	[1]	0	53,400	4,450
Fair Value	[2]	0	0	0
Options
Trading
Notional	[1]	1,446,536,133	335,073,080	190,061,609
Fair Value	[2]	(1,222,465)	153,149	168,034
Options | Sold Position
Trading
Notional	[1]	768,446,229	185,996,284	102,557,776
Fair Value	[2]	(1,604,171)	(563,787)	(385,183)
Options | Call Option - US Dollar | Sold Position
Trading
Notional	[1]	254,945	7,615,856	5,595,163
Fair Value	[2]	(1,472)	(101,034)	(117,059)
Options | Put Option - US Dollar | Sold Position
Trading
Notional	[1]	263,994	12,160,912	5,919,598
Fair Value	[2]	(2,842)	(169,431)	(77,145)
Options | Call Option - Other | Sold Position
Trading
Notional	[1]	174,166,802	31,679,919	19,880,180
Fair Value	[2]	(440,731)	(66,002)	(35,961)
Options | Interbank Market | Sold Position
Trading
Notional	[1]	174,166,802	29,609,298	19,151,110
Fair Value	[2]	(440,959)	(13,195)	(515)
Options | Others | Sold Position
Trading
Notional	[1],[3]	0	2,070,621	729,070
Fair Value	[2],[3]	228	(52,807)	(35,446)
Options | Put Option - Other | Sold Position
Trading
Notional	[1]	593,760,488	134,539,597	71,162,835
Fair Value	[2]	(1,159,126)	(227,320)	(155,018)
Options | Interbank Market | Sold Position
Trading
Notional	[1]	593,760,488	133,703,672	70,494,622
Fair Value	[2]	(1,159,038)	(179,841)	(126,743)
Options | Others | Sold Position
Trading
Notional	[1],[3]	0	835,925	668,213
Fair Value	[2],[3]	(88)	(47,479)	(28,275)
Options | Purchased Position
Trading
Notional	[1]	678,089,904	149,076,796	87,503,833
Fair Value	[2]	381,706	716,936	553,217
Options | Purchased Position | Call Option - US Dollar
Trading
Notional	[1]	171,871	14,518,058	9,369,821
Fair Value	[2]	(281)	239,079	169,542
Options | Purchased Position | Put Option - US Dollar
Trading
Notional	[1]	1,456,975	8,893,620	5,130,392
Fair Value	[2]	4,355	90,736	42,389
Options | Purchased Position | Call Option - Other
Trading
Notional	[1]	98,154,363	3,118,344	1,953,481
Fair Value	[2]	818,664	131,297	59,220
Options | Purchased Position | Interbank Market
Trading
Notional	[1]	98,154,363	639,488	1,185,310
Fair Value	[2]	819,262	4,537	389
Options | Purchased Position | Others
Trading
Notional	[1],[3]	0	2,478,856	768,171
Fair Value	[2],[3]	(598)	126,760	58,831
Options | Purchased Position | Put Option - Other
Trading
Notional	[1]	578,306,695	122,546,774	71,050,139
Fair Value	[2]	(441,032)	255,824	282,066
Options | Purchased Position | Interbank Market
Trading
Notional	[1]	578,306,695	121,782,816	70,295,282
Fair Value	[2]	(440,959)	217,726	257,943
Options | Purchased Position | Others
Trading
Notional	[1],[3]	0	763,958	754,857
Fair Value	[2],[3]	(73)	38,098	24,123
Futures Contracts
Trading
Notional	[1]	433,873,180	289,508,200	161,725,596
Fair Value	[2]	0	0	0
Futures Contracts | Sold Position
Trading
Notional	[1]	360,961,151	203,304,466	106,919,574
Fair Value	[2]	0	0	0
Futures Contracts | Sold Position | Exchange Coupon (DDI)
Trading
Notional	[1]	146,032,485	146,948,795	55,016,928
Fair Value	[2]	0	0	0
Futures Contracts | Sold Position | Interest Rates (DI1 and DIA)
Trading
Notional	[1]	196,170,105	54,160,203	51,135,994
Fair Value	[2]	0	0	0
Futures Contracts | Sold Position | Foreign Currency
Trading
Notional	[1]	17,305,604	1,992,574	745,849
Fair Value	[2]	0	0	0
Futures Contracts | Sold Position | Indexes
Trading
Notional	[1],[4]	290,254	202,894	20,803
Fair Value	[2],[4]	0	0	0
Futures Contracts | Sold Position | Treasury Bonds/Notes
Trading
Notional	[1]	1,162,703	0	0
Fair Value	[2]	0	0	0
Futures Contracts | Purchased Position
Trading
Notional	[1]	72,912,029	86,203,734	54,806,022
Fair Value	[2]	0	0	0
Futures Contracts | Purchased Position | Exchange Coupon (DDI)
Trading
Notional	[1]	7,394,951	20,590,068	9,616,936
Fair Value	[2]	0	0	0
Futures Contracts | Purchased Position | Interest Rates (DI1 and DIA)
Trading
Notional	[1]	55,430,519	32,690,685	26,456,303
Fair Value	[2]	0	0	0
Futures Contracts | Purchased Position | Foreign Currency
Trading
Notional	[1]	9,978,419	32,456,813	16,733,437
Fair Value	[2]	0	0	0
Futures Contracts | Purchased Position | Indexes
Trading
Notional	[1],[4]	0	466,168	1,780,311
Fair Value	[2],[4]	0	0	0
Futures Contracts | Purchased Position | Others
Trading
Notional	[1]	108,140	0	219,035
Fair Value	[2]	0	0	0
Forward Contracts and Others
Trading
Notional	[1]	169,401,317	90,910,841	47,823,561
Fair Value	[2]	473,249	1,055,456	(720,823)
Forward Contracts and Others | Sold Commitment
Trading
Notional	[1]	89,430,475	52,244,572	24,317,465
Fair Value	[2]	46,258	(248,105)	(1,368,199)
Forward Contracts and Others | Currencies | Sold Commitment
Trading
Notional	[1]	89,426,698	51,958,529	22,096,104
Fair Value	[2]	46,170	(252,160)	(1,364,617)
Forward Contracts and Others | Others | Sold Commitment
Trading
Notional	[1]	3,777	286,043	2,221,361
Fair Value	[2]	88	4,055	(3,582)
Forward Contracts and Others | Purchased Commitment
Trading
Notional	[1]	79,970,842	38,666,269	23,506,096
Fair Value	[2]	426,991	1,303,561	647,376
Forward Contracts and Others | Purchased Commitment | Currencies
Trading
Notional	[1]	79,969,759	38,095,625	21,525,220
Fair Value	[2]	426,986	1,250,706	618,007
Forward Contracts and Others | Purchased Commitment | Others
Trading
Notional	[1]	1,083	570,644	1,980,876
Fair Value	[2]	R$ 5	R$ 52,855	R$ 29,369

[1]	Accrued notional
[2]	The balances of Swaps are disclosed netting the receivables and payables differentials per indexes. If the net balance is positive it is being disclosed on the asset side and if is negative on the liability side.
[3]	Includes options of index, mainly being options involving US treasury, shares and stock indexes.
[4]	Includes Bovespa and S&P index.